Earnings Per Share (Details) - Schedule of earnings per share € / shares in Units, € in Thousands, shares in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 £ / shares	Jun. 30, 2020 £ / shares	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares
Schedule of earnings per share [Abstract]
Earnings for the purposes of basic and diluted earnings per share, being loss for the year from continuing operations | €			€ (98,878)	€ (17,964)	€ (179)
Dilutive effect of share options, note 25
Dilutive earnings per share denominator			149,109,163	97,769,783	70,681,818
Basic earnings per share | (per share)	£ (0.67)	£ (0.28)	€ (0.66)	€ (0.18)	€ 0.00
Diluted earnings per share | (per share)	£ (0.67)	£ (0.28)	€ (0.66)	€ (0.18)	€ 0.00